Fees and Commissions Income	12 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Fees and Commissions Income	FEES AND COMMISSIONS INCOME
Disaggregation of Contract Revenue
Details of fees and commissions income for the fiscal years ended March 31, 2020, 2021 and 2022 were as follows:

	2020	2021	2022
	(in millions)
Fees and commissions on deposits	¥53,684	¥50,131	¥51,032
Fees and commissions on remittances and transfers	169,407	165,288	157,236
Fees and commissions on foreign trading business	66,025	79,353	56,344
Fees and commissions on credit card business	238,112	199,625	207,080
Fees and commissions on security-related services	221,494	244,017	264,530
Fees and commissions on administration and management services for investment funds	184,559	235,497	286,549
Trust fees	119,919	125,658	133,322
Guarantee fees(1)	46,322	43,889	45,849
Insurance commissions	44,415	42,117	42,353
Fees and commissions on real estate business	49,764	48,110	65,611
Other fees and commissions(2)	308,351	293,598	348,957
Total	¥1,502,052	¥1,527,283	¥1,658,863

Notes:
(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.
The following is an explanation of the relationship with revenue information disclosed for each reportable segment.
These revenues from contracts with customers are related to various reportable segments disclosed in Note 29. The business segment information is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Further, the format and information as disclosed in Note 29 are not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. For example, management does not use information on segments’ gross revenue to allocate resources and assess performance.
The majority of fees and commissions on deposits are attributable to Digital Service Business Group (“DS”) and Global Commercial Banking Business Group (“GCB”) with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on remittances and transfers are attributable to DS, Retail & Commercial Banking Business Group (“R&C”), Japanese Corporate Investment Banking Business Group (“JCIB”), Global Corporate Investment Banking Business Group (“GCIB”), and GCB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on foreign trading business are attributable to DS, R&C, JCIB, GCIB, and GCB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on credit card business are substantially attributable to DS.
The majority of fees and commissions on security-related services are from the business activities relevant to R&C, with JCIB and GCIB providing a smaller impact.
The business activities relevant to fees and commissions on administration and management services for investment funds are substantially attributable to Asset Management & Investor Service Business Group (“AM/IS”).
The business activities relevant to trust fees are attributable to R&C, JCIB, and AM/IS with no significant concentration in any particular segments.
The majority of insurance commissions are from the business activities relevant to DS, R&C, JCIB, and GCB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on real estate business are attributable to R&C and JCIB with no significant concentration in any particular segments.